RELATED PARTY TRANSACTIONS (Details) - USD ($)						8 Months Ended
	Aug. 03, 2020	Jul. 30, 2020	Jul. 27, 2020	May 22, 2020	May 13, 2020	Dec. 31, 2020
Issuance of Class B common stock						$ 25,000
Share price						$ 18.00
Fees incurred for services						$ 250,000
Initial public offering cost					$ 600,000
Repayment of promissory note - related party	$ 550,000					550,000
Debt conversion, original debt, amount						$ 1,500,000
Conversion price						$ 1.00
Over-Allotment Option
Issuance of Class B common stock (in shares)	27,000,000					27,000,000
Sponsor
Weighted average number of shares, common stock subject to repurchase or cancellation						6,750,000
Equity method investment, ownership percentage						20.00%
Sponsor | Over-Allotment Option
Weighted average number of shares, common stock subject to repurchase or cancellation						6,750,000
Administrative Support Agreement
Management fee expense		$ 50,000
Class A Common Stock
Common Stock, Shares, Issued		7,436,173				7,436,173
Common stock, shares, outstanding		7,436,173				7,436,173
Share price						$ 12.00
Class B Common Stock
Issuance of Class B common stock (in shares)				21,562,500
Issuance of Class B common stock				$ 25,000
Common stock dividends per share		$ 0.20	$ 0.50
Effected common stock dividend share		1	1
Common Stock, Shares, Issued		51,750,000				51,750,000
Common stock, shares, outstanding		51,750,000				51,750,000